UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21712

CLOUGH GLOBAL EQUITY FUND
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado		80203
(Address of principal executive offices)		(Zip code)

Erin Douglas Clough Global Equity Fund 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2009

Item 1 – Schedule of Investments.

Clough Global Equity Fund

STATEMENT OF INVESTMENTS

December 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS 120.41%
Consumer/Retail 14.39%
American Axle & Manufacturing Holdings, Inc.(a)	119,300	$956,786
Anta Sports Products, Ltd.	778,100	1,156,101
ArvinMeritor, Inc.(a)	54,100	604,838
Belle International Holdings, Ltd.	189,200	221,084
Best Buy Co., Inc.	59,200	2,336,032
China Dongxiang Group Co.	1,926,000	1,490,443
China Lilang, Ltd.(a)	1,129,000	786,313
Compagnie Generale des Etablissements Michelin	29,928	2,298,755
Cooper Tire & Rubber Co.	24,100	483,205
Deere & Co.	20,200	1,092,618
Delta Dunia Makmur Tbk PT(a)	2,160,000	388,547
Federal - Mogul Corp.(a)	4,314	74,632
Ford Motor Co.(a)	378,210	3,782,100
The Goodyear Tire & Rubber Co.(a)	369,129	5,204,719
Jardine Strategic Holdings, Ltd.	39,314	691,926
JOS A Bank Clothiers, Inc.(a)	30,400	1,282,576
Kraft Foods, Inc.	61,700	1,677,006
Little Sheep Group, Ltd.(b)	99,000	54,905
New World Department Store China, Ltd.	167,400	153,509
Owens-Illinois, Inc.(a)	32,700	1,074,849
PCD Stores, Ltd. (a)(b)	1,975,400	766,883
Ports Design, Ltd.	790,300	2,456,500
Regal Hotels International Holdings, Ltd.	704,050	294,209
Shanghai Industrial Holdings, Ltd.	254,900	1,303,529
Shenguan Holdings Group, Ltd.(a)	117,900	107,356
Shiseido Co., Ltd.	21,700	414,964
Sinopharm Group Co.(a)	35,900	127,563
Starwood Hotels & Resorts Worldwide, Inc.	49,600	1,813,872
Tenneco, Inc.(a)	250,249	4,436,915
TJX Cos, Inc.	22,300	815,065
Toshiba Corp. (a)	321,000	1,761,218
TRW Automotive Holdings Corp.(a)	64,100	1,530,708
Wal-Mart Stores, Inc.	19,400	1,036,930
		42,676,656

Energy 26.93%
Exploration & Production 18.10%
Anadarko Petroleum Corp.	84,548	5,277,486
Cabot Oil & Gas Corp.	26,700	1,163,853
EDP - Energias do Brasil S.A.(b)	24,700	475,982
EOG Resources, Inc.	15,800	1,537,340
Exxon Mobil Corp.	121,100	8,257,809
Halliburton Co.	105,500	3,174,495
InterOil Corp.(a)	111,191	8,540,581
Newfield Exploration Co.(a)	43,700	2,107,651
Noble Energy, Inc.	52,468	3,736,771
Occidental Petroleum Corp.	67,900	5,523,665
PetroHawk Energy Corp.(a)	98,400	2,360,616
Petroleo Brasileiro S.A. - ADR	41,400	1,973,952
Petroleo Brasileiro S.A. - Sponsored ADR	83,989	3,560,294
Plains Exploration & Production Co.(a)	75,127	2,078,013
Southwestern Energy Co.(a)	43,458	2,094,676
Ultra Petroleum Corp.(a)	36,500	1,819,890
		53,683,074

Oil Services and Drillers 8.12%
Calfrac Well Services, Ltd.	31,200	622,001
Cameron International Corp.(a)	60,800	2,541,440
Diamond Offshore Drilling, Inc.	26,800	2,637,656
Hess Corp.	29,100	1,760,550
Oceaneering International, Inc.(a)	27,020	1,581,210
Schlumberger, Ltd.	48,200	3,137,339
Suncor Energy, Inc.	99,093	3,498,973
Superior Well Services, Inc.(a)	63,420	904,369
Transocean, Inc.(a)	74,098	6,135,314
Trican Well Service, Ltd.	39,800	535,056
Weatherford International, Ltd.(a)	14,880	266,501
Willbros Group, Inc.(a)	27,763	468,362
		24,088,771

Pipelines 0.63%
Plains All American Pipeline LP	35,100	1,855,035

Tankers 0.08%
Golar LNG, Ltd. (a)	18,915	242,490

TOTAL ENERGY		79,869,370

Finance 11.58%
Banks 8.76%
Banco Bradesco S.A. - ADR	54,900	1,200,663
Bangkok Bank PLC	63,500	220,936
Bank Mandiri Tbk PT	1,508,000	754,401
Bank of America Corp.	370,400	5,578,224
BlackRock Kelso Capital Corp.	177,200	1,509,744
BOC Hong Kong Holdings, Ltd.	1,124,000	2,551,448
Citigroup, Inc.	933,031	3,088,333
Indochina Capital Vietnam Holdings, Ltd. (a)	36,679	134,795
Itau Unibanco Holding S.A. - ADR	108,369	2,475,148
Kasikornbank PLC	210,300	536,158
Mizuho Financial Group, Inc.	565,600	1,008,102
Nomura Holdings, Inc.	204,500	1,495,297
PennantPark Investment Corp.	303,083	2,703,500
Public Bank BHD	298,240	984,262
State Street Corp.	40,000	1,741,600
		25,982,611

Non-Bank 2.82%
Apollo Investment Corp.	393,026	3,745,538
Ares Capital Corp.	251,582	3,132,196
Lender Processing Services, Inc.	22,100	898,586
Maiden Holdings, Ltd.(b)	40,100	293,532
T&D Holdings, Inc.	14,700	299,729
		8,369,581

TOTAL FINANCE		34,352,192

Gold/Metals 1.74%
Anglo American PLC - ADR(a)	33,366	723,375
Anglo Platinum, Ltd. (a)	18,200	1,954,404
Cameco Corp.	6,206	199,647
Kinross Gold Corp.	26,000	478,400
Lonmin PLC(a)	56,800	1,797,248
		5,153,074

Health Care 0.74%
BioMarin Pharmaceutical, Inc.(a)	37,255	700,767
BioSphere Medical, Inc.(a)	121,100	331,814
BioSphere Medical, Inc.(a)(c)	100,000	274,000
Fleury S.A.(a)	14,900	157,387
Genzyme Corp.(a)	8,600	421,486
Molecular Insight Pharmaceuticals, Inc.(a)	131,700	296,325
		2,181,779

Industrial 12.23%
Aegean Marine Petroleum Network, Inc.	96,400	2,649,072
Bakrie Sumatera Plantations Tbk PT	2,431,400	150,102
BE Aerospace, Inc.(a)	212,400	4,991,400
BorgWarner, Inc.	71,900	2,388,518
Bumi Resources Tbk PT	1,674,000	432,087
Chicago Bridge & Iron Co. (a)	153,550	3,104,781
China South City Holdings, Ltd.(a)(b)	1,936,000	357,067
Crown Holdings, Inc.(a)	69,600	1,780,368
Cummins, Inc.	28,900	1,325,354
Duke Energy Corp.	220,000	3,786,200
Fluor Corp.	19,800	891,792
Foster Wheeler, Ltd.(a)	124,200	3,656,448
Fosun International, Ltd.	15,000	10,486
General Cable Corp.(a)	127,000	3,736,340
Hitachi, Ltd.(a)	700,300	2,135,452
ITOCHU Corp.	61,000	446,685
JSR Corp.	23,000	464,272
Kingboard Chemical Holdings, Ltd.	67,168	266,821
Matrix Service Co.(a)	556	5,921
McDermott International, Inc.(a)	107,120	2,571,951
Metabolix, Inc.(a)	48,000	531,360
Solutia, Inc.(a)	26,738	339,573
Weichai Power Co., Ltd.	31,600	255,542
		36,277,592

Insurance 10.57%
Aflac, Inc.	51,200	2,368,000
Arch Capital Group, Ltd.(a)	7,900	565,245
China Pacific Insurance Group Co., Ltd.(a)(b)	160,000	637,656
Everest Re Group, Ltd.	14,300	1,225,224
Fidelity National Financial, Inc.	316,260	4,256,860
Genworth Financial, Inc.(a)	135,088	1,533,249
Lincoln National Corp.	167,452	4,166,206
Loews Corp.	138,600	5,038,110
Montpelier Re Holdings, Ltd.	264,800	4,586,336
RenaissanceRe Holdings, Ltd.	21,700	1,153,355
Torchmark Corp.	29,600	1,300,920
The Travelers Cos., Inc.	74,500	3,714,570
XL Capital, Ltd.	42,900	786,357
		31,332,088

Real Estate 1.04%
Great Eagle Holdings, Ltd.	396,767	1,033,700
Italian-Thai Development PLC(a)	3,685,000	324,952
Kerry Properties, Ltd.	227,901	1,161,050
Mingfa Group International Co., Ltd.(a)(b)	954,100	274,414
YNH Property BHD(a)	672,512	300,509
		3,094,625

Real Estate Investment Trusts (REITs) 8.29%
Annaly Capital Management, Inc.	478,700	8,305,444
Anworth Mortgage Asset Corp.	267,142	1,869,994
Apollo Commercial Real Estate Finance, Inc.(a)	82,300	1,480,577
Capstead Mortgage Corp.	98,400	1,343,160
Chimera Investment Corp.	152,963	593,496
Hatteras Financial Corp.	161,000	4,501,560
Hatteras Financial Corp.(b)	86,400	2,415,744
Host Hotels & Resorts, Inc.(a)	207,903	2,426,228
MFA Financial, Inc.	220,300	1,619,205
Regal Real Estate Investment Trust	70,405	14,983
		24,570,391

Technology & Communications 21.21%
Advanced Semiconductor Engineering, Inc.	500,000	450,993
AOL, Inc.(a)	3,881	90,350
Arrow Electronics, Inc.(a)	78,000	2,309,580
Avnet, Inc.(a)	44,600	1,345,136
Centron Telecom International Holdings, Ltd. (a)	398,000	119,604
China Mobile, Ltd. - ADR	13,500	626,805
China Telecom Corp., Ltd.	1,180,000	493,100
Chunghwa Telecom Co., Ltd. - ADR	188,390	3,498,396
Cisco Systems, Inc.(a)	290,900	6,964,146
CommScope, Inc.(a)	15,600	413,868
Dell, Inc.(a)	56,800	815,648
Hewlett-Packard Co.	54,900	2,827,899
Honeywell International, Inc.	147,200	5,770,240
Hynix Semiconductor, Inc.(a)	11,800	234,586
Intel Corp.	98,600	2,011,440
LG Electronics, Inc. (a)	4,487	468,168
Magal Security Systems, Ltd.(a)	323,926	1,192,048
Microsoft Corp.	267,953	8,169,887
National Semiconductor Corp.	74,300	1,141,248
Net Servicos de Comunicacao S.A. - ADR	143,803	1,945,655
NII Holdings, Inc.(a)	55,100	1,850,258
Oracle Corp.	185,400	4,549,716
Qualcomm, Inc.	142,400	6,587,424
Samsung Electronics Co., Ltd.	1,368	938,649
Seagate Technology	204,407	3,718,163
Siliconware Precision Industries Co.	313,000	424,216
Symantec Corp.(a)	135,100	2,416,939
Time Warner, Inc.	42,700	1,244,278
Zhuzhou CSR Times Electric Co., Ltd.	129,000	264,542
		62,882,982

Transportation 3.68%
Bombardier, Inc.	292,200	1,341,072
Gol Linhas Aereas Inteligentes S.A. - ADR	162,274	2,490,905
Kinder Morgan Energy Partners LP	30,000	1,829,400
Kinder Morgan Management LLC(a)	26,757	1,462,002
Localiza Rent A Car S.A.	93,500	1,037,576
Santos Brasil Participacoes S.A.(a)	97,400	979,035
TAM S.A. - ADR(a)	79,771	1,772,512
		10,912,502

Utilities 8.01%
American Electric Power Co., Inc.	60,000	2,087,400
Calpine Corp.(a)	88,000	968,000
Constellation Energy Group, Inc.	30,000	1,055,100
DPL, Inc.	95,500	2,635,800

Enbridge, Inc.	46,600	2,166,810
FirstEnergy Corp.	7,300	339,085
KBR, Inc.	117,000	2,223,000
NV Energy, Inc.	200,000	2,476,000
PG & E Corp.	99,000	4,420,350
Quanta Services, Inc.(a)	258,469	5,386,494
		23,758,039

TOTAL COMMON STOCKS (Cost $302,010,423)		357,061,290

EXCHANGE TRADED FUNDS 7.12%
iShares iBoxx $ High Yield Corporate Bond Fund	43,982	3,863,379
iShares S&P Latin America 40 Fund	150,000	7,171,500
SPDR Gold Shares(a)	94,000	10,087,140

TOTAL EXCHANGE TRADED FUNDS (Cost $14,304,854)		21,122,019

PREFERRED STOCKS 0.17%
Bank of America Corp.
10.000%	33,600	501,312

TOTAL PREFERRED STOCKS (Cost $504,000)		501,312

Description and	Coupon	Principal
Maturity Date	Rate	Amount	Value
CORPORATE BONDS 17.03%
ACE INA Holdings, Inc.
02/15/2017	5.700%	$300,000	318,852
03/15/2018	5.800%	575,000	612,834
Alliant Techsystems, Inc.
04/01/2016	6.750%	875,000	870,625
Allstate Life Global Funding Trusts
04/30/2013	5.375%	825,000	881,337
Anadarko Petroleum Corp.
09/15/2016	5.950%	645,000	698,662
Aon Corp.
12/14/2012	7.375%	475,000	519,593
Arrow Electronics, Inc.
04/01/2020	6.000%	400,000	396,493
AT&T, Inc.
02/15/2019	5.800%	875,000	934,373
Ball Corp.
03/15/2018	6.625%	950,000	942,875
Bank of America Corp.
05/15/2014	7.375%	1,000,000	1,135,785
12/01/2017	5.750%	200,000	205,127
BE Aerospace, Inc.
07/01/2018	8.500%	725,000	770,313
Bombardier, Inc.
05/01/2014(b)	6.300%	1,000,000	994,999
BorgWarner, Inc.
10/01/2019	8.000%	550,000	555,997
Burlington Northern Santa Fe Corp.
05/01/2017	5.650%	600,000	639,588

Chubb Corp.
11/15/2011	6.000%	950,000	1,021,064
Cisco Systems, Inc.
02/15/2019	4.950%	700,000	718,817
CITIC Resources Holdings, Ltd.
05/15/2014(d)	6.750%	225,000	221,063
Computer Sciences Corp.
03/15/2018(b)	6.500%	500,000	546,523
The Connecticut Light & Power Co.
Series 09-A, 02/01/2019	5.500%	500,000	528,562
Constellation Brands, Inc.
09/01/2016	7.250%	1,050,000	1,071,000
Corning, Inc.
06/15/2015	6.050%	700,000	705,711
Crown Americas LLC/Crown Americas Capital Corp. II
05/15/2017(b)	7.625%	1,100,000	1,146,750
CSX Corp.
08/01/2013	5.500%	1,000,000	1,075,025
The Dayton Power & Light Co.
10/01/2013	5.125%	500,000	534,343
Devon Financing Corp. ULC
09/30/2011	6.875%	425,000	461,875
Duke Energy Carolinas LLC
11/15/2013	5.750%	500,000	547,471
Eaton Vance Corp.
10/02/2017	6.500%	1,015,000	1,051,200
Enbridge Energy Partners LP
03/01/2019	9.875%	575,000	729,255
Enterprise Products Operating LLC
02/01/2013	6.125%	895,000	958,103
Florida Power Corp.
06/15/2018	5.650%	500,000	537,528
Ford Motor Credit Co., LLC
10/01/2014	8.700%	1,400,000	1,465,100
Forest Oil Corp.
06/15/2019	7.250%	1,000,000	992,500
General Cable Corp.
04/01/2017	7.125%	1,050,000	1,036,875
The Goldman Sachs Group, Inc.
01/15/2016	5.350%	900,000	935,998
The Goodyear Tire & Rubber Co.
05/15/2016	10.500%	1,100,000	1,220,999
Hanesbrands, Inc.
12/15/2016	8.000%	450,000	460,688
Hewlett-Packard Co.
03/01/2014	6.125%	525,000	587,172
Iron Mountain, Inc.
01/01/2016	6.625%	975,000	960,375
Johnson Controls, Inc.
01/15/2016	5.500%	1,000,000	1,018,369
JPMorgan Chase & Co.
04/23/2019	6.300%	1,050,000	1,157,137
Montpelier Re Holdings, Ltd.
08/15/2013	6.125%	400,000	394,209
Morgan Stanley
10/15/2015	5.375%	1,000,000	1,034,533
National Oilwell Varco, Inc.
Series B, 08/15/2015	6.125%	1,000,000	1,004,375
Newfield Exploration Co.
09/01/2014	6.625%	400,000	406,000
05/15/2018	7.125%	700,000	710,500
Petrohawk Energy Corp.
06/01/2015	7.875%	1,100,000	1,116,500

Pioneer Natural Resources Co.
03/15/2017	6.650%	1,025,000	1,016,049
Potash Corp. of Saskatchewan, Inc.
05/15/2014	5.250%	600,000	645,392
Precision Castparts Corp.
12/15/2013	5.600%	625,000	655,384
Prime Dig Pte, Ltd.
11/03/2014(d)	11.750%	320,000	324,800
Provident Cos, Inc.
07/15/2018	7.000%	675,000	649,170
Range Resources Corp.
05/15/2019	8.000%	810,000	870,750
Roche Holdings, Inc.
03/01/2019(b)	6.000%	500,000	550,404
Shimao Property Holdings, Ltd.
12/01/2016	8.000%	250,000	230,513
Silgan Holdings, Inc.
08/15/2016	7.250%	850,000	877,625
Spirit Aerosystems, Inc.
10/01/2017(b)	7.500%	850,000	841,500
Starwood Hotels & Resorts Worldwide, Inc.
05/15/2018	6.750%	1,100,000	1,108,250
Torchmark Corp.
06/15/2016	6.375%	425,000	428,613
The Travelers Cos., Inc.
05/15/2018	5.800%	435,000	464,363
TRW Automotive, Inc.
03/15/2014(b)	7.000%	700,000	689,500
Tyco International Finance S.A.
01/15/2019	8.500%	725,000	877,054
Union Pacific Corp.
01/31/2013	5.450%	800,000	861,474
Vedanta Resources PLC
07/18/2018(d)	9.500%	575,000	586,500
Verizon Wireless Capital LLC
02/01/2014(b)	5.550%	700,000	760,389
Weatherford International, Ltd.
03/01/2019	9.625%	980,000	1,223,732

TOTAL CORPORATE BONDS (Cost $46,835,084)			50,494,535

ASSET/MORTGAGE BACKED SECURITIES 1.07%
Freddie Mac REMICS
Series 2007-3271, Class AS, 02/15/2037(e)	37.421%	$1,676,157	$2,461,184
Government National Mortgage Association (GNMA)
Series 2007-37, Class SA, 03/20/2037(e)	21.293%	455,938	492,436
Series 2007-37, Class SB, 03/20/2037(e)	21.293%	215,532	222,082

TOTAL ASSET/MORTGAGE BACKED SECURITIES (Cost $2,277,906)			3,175,702

GOVERNMENT & AGENCY OBLIGATIONS 4.07%
U.S. Treasury Bonds
08/15/2018	4.000%	11,800,000	12,055,364

TOTAL GOVERNMENT & AGENCY OBLIGATIONS (Cost $12,984,187)			12,055,364

	Expiration	Exercise	Number of
	Date	Price	Contracts	Value
PURCHASED OPTIONS 1.81%
Purchased Call Options 0.28%
Halliburton Co.	January, 2011	$30.00	570	257,925
SPDR Gold Trust	January, 2010	100.00	250	186,875
Transocean, Ltd.	May, 2010	90.00	952	380,800

TOTAL PURCHASED CALL OPTIONS (Cost $1,814,198)				825,600

Purchased Put Options 1.53%
S&P 500 Index	January, 2010	1,025.00	570	122,550
S&P 500 Index	January, 2010	1,050.00	330	103,950
S&P 500 Index	March, 2010	1,100.00	1,130	4,322,250
SPDR Gold Trust	January, 2010	80.00	500	0

TOTAL PURCHASED PUT OPTIONS (Cost $10,938,756)				4,548,750

TOTAL PURCHASED OPTIONS (Cost $12,752,954)				5,374,350

	Shares/
	Principal Amount	Value
SHORT-TERM INVESTMENTS 2.65%
Money Market Fund
Dreyfus Treasury Prime Money Market Fund (0.000% 7-day yield)(f)	3,870,362	3,870,362

U.S. Treasury Bills
U.S. Treasury Bill Discount Notes
3/11/2010, 0.175%(g)	$4,000,000	3,999,744

TOTAL SHORT-TERM INVESTMENTS (Cost $7,869,024)		7,870,106

Total Investments - 154.33%* (Cost $399,538,432)		457,654,678

Liabilities in Excess of Other Assets - (54.33%)		(161,103,466)

NET ASSETS - 100.00%		$296,551,212

	Expiration	Exercise	Number of
	Date	Price	Contracts	Value
SCHEDULE OF OPTIONS WRITTEN
Call Options Written
Halliburton Co.	January, 2011	$45.00	570	$(40,755)
Transocean, Ltd.	May, 2010	100.00	952	(154,224)

TOTAL CALL OPTIONS WRITTEN (Premiums received $741,677)				$(194,979)

Put Options Written
S&P 500 Index	January, 2010	$950.00	570	$(51,300)
S&P 500 Index	January, 2010	975.00	330	(40,425)

S&P 500 Index	March, 2010	1,000.00	1,130	(1,587,650)
SPDR Gold Trust	January, 2010	90.00	440	0

TOTAL PUT OPTIONS WRITTEN (Premiums received $5,303,208)				$(1,679,375)

TOTAL OPTIONS WRITTEN (Premiums received $6,044,885)				$(1,874,354)

	Shares	Value
SCHEDULE OF SECURITIES SOLD SHORT
Common Stocks
AvalonBay Communities, Inc.	(3,669)	$(301,262)
Barclays PLC	(98,300)	(438,216)
Barclays PLC - Sponsored ADR	(34,500)	(607,200)
Berkshire Hathaway, Inc.	(473)	(1,554,278)
Boston Properties, Inc.	(13,300)	(892,031)
Caterpillar, Inc.	(25,200)	(1,436,148)
China Shenhua Energy Co., Ltd.	(360,000)	(1,764,387)
Cie Generale d’Optique Essilor International S.A.	(9,100)	(544,641)
Deutsche Bank AG	(23,300)	(1,652,203)
ENSCO International, Inc. - ADR	(59,700)	(2,384,418)
Federal Realty Investment Trust	(8,800)	(595,936)
Genuine Parts Co.	(34,215)	(1,298,801)
ICICI Bank, Ltd. - ADR	(16,672)	(628,701)
IDEXX Laboratories, Inc.	(6,000)	(320,640)
Kohl’s Corp.	(8,500)	(458,405)
Las Vegas Sands Corp.	(58,807)	(878,577)
Macy’s, Inc.	(43,700)	(732,412)
MGM Mirage	(11,500)	(104,880)
The NASDAQ OMX Group, Inc.	(46,357)	(918,796)
PACCAR, Inc.	(60,444)	(2,192,304)
Patterson-UTI Energy, Inc.	(79,500)	(1,220,325)
PetSmart, Inc.	(8,700)	(232,203)
POSCO-ADR	(5,700)	(747,270)
Quest Diagnostics, Inc.	(24,200)	(1,461,196)
Rio Tinto PLC - Sponsored ADR	(6,000)	(1,292,340)
Rowan Companies, Inc.	(28,400)	(642,976)
Simon Property Group, Inc.	(15,079)	(1,203,304)
Smith International, Inc.	(18,054)	(490,527)
Stone Energy Corp.	(8,210)	(148,190)
Unit Corp.	(26,375)	(1,120,937)
VCA Antech, Inc.	(8,000)	(199,360)
Vornado Realty Trust	(1,006)	(70,360)
WW Grainger, Inc.	(10,400)	(1,007,032)
Wynn Resorts, Ltd.	(13,700)	(797,751)
		(30,338,007)

Exchange Traded Funds
Financial Select Sector SPDR Fund	(111,800)	(1,608,802)
iShares Dow Jones U.S. Real Estate Index Fund	(103,858)	(4,769,159)
iShares MSCI Brazil Index Fund	(38,000)	(2,835,180)
iShares MSCI Emerging Markets Fund	(13,400)	(556,100)
iShares MSCI Mexico Investable Market Index Fund	(33,600)	(1,642,032)
iShares MSCI South Korea Index Fund	(11,009)	(524,469)
iShares Russell 2000 Index Fund	(125,000)	(7,782,500)
Oil Services Holders Trust	(27,700)	(3,296,300)
United States Oil Fund LP	(79,700)	(3,130,616)
		(26,145,158)
TOTAL SECURITIES SOLD SHORT (Proceeds $49,444,787)		$(56,483,165)

Abbreviations:

ADR - American Depositary Receipt

AG-Aktiengesellschaft is a German acronym on company names meaning Public Company

BHD - Berhad (in Malaysia; equivalent to Public Limited Company)

LLC - Limited Liability Company

LP - Limited Partnership

MSCI - Morgan Stanley Capital International

PCL - Public Company Limited

PLC - Public Limited Company

PT - equivalent to Public Limited Company in Indonesia

REMICS - Real Estate Mortgage Investment Conduits

S.A. - Generally designates corporations in various countries, mostly those employing the civil law

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

Tbk - Terbuka (stock symbol in Indonesian)

ULC - Unlimited Liability Company

* All securities are being held as collateral for borrowings, written options and/or short sales as of December 31, 2009. (See Note x)

(a) Non-Income Producing Security.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2009, these securities had a total value of $10,806,248 or 3.64% of net assets.

(c) Private Placement; these securities may only be resold in transactions exempt from registration under the Securities Act of 1933. As of December 31, 2009, these securities had a total value of $274,000 or 0.09% of net assets.

(d) Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts form registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant Securities Act of 1933, or pursuant to an exemption from registration.  These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustee’s.  As of December 31, 2009, the aggregate market value of those securities was $1,132,363, representing 0.38% of net assets.

(e) Floating or variable rate security - rate disclosed as of December 31, 2009.

(f) Less than 0.0005%

(g) Discount at purchase.

For Fund compliance purposes, the Fund’s industry classifications refer to any one of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

Income Tax Information:
Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:
As of December 31, 2009
Gross appreciation (excess of value over tax cost)	$79,148,001
Gross depreciation (excess of tax cost over value)	(27,045,347)
Net unrealized appreciation	$52,102,654
Cost of investments for income tax purposes	$405,552,024

See Notes to Quarterly Statement of Investments.

1. SIGNIFICANT ACCOUNTING AND OPERATING POLICIES

Clough Global Equity Fund (the “Fund”) is a closed—end management investment company that was organized under the laws of the state of Delaware by an Agreement and Declaration of Trust dated January 25, 2005. The Fund is a non—diversified series with an investment objective to provide a high level of total return. The Declaration of Trust provides that the Trustees may authorize separate classes of shares of beneficial interest.

Security Valuation: The net asset value per share of the Fund is determined no less frequently than daily, on each day that the New York Stock Exchange (the “Exchange”) is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Trading may take place in foreign issues held by the Fund at times when the Fund is not open for business. As a result, the Fund’s net asset value may change at times when it is not possible to purchase or sell shares of the Fund. Securities held by the Fund for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day. Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or more pricing services at the mean between the latest available bid and asked prices. As authorized by the Trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of securities. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value, unless the Trustees determine that under particular circumstances such method does not result in fair value. Over-the-counter options are valued at the mean between bid and asked prices provided by dealers. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Securities for which there is no such quotation or valuation and all other assets are valued at fair value in good faith by or at the direction of the Trustees.

Foreign Securities: The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.  There were no outstanding foreign currency contracts for the Fund as of December 31, 2009.

Fair Valuation: If the price of a security is unavailable in accordance with the Fund’s pricing procedures, or the price of a security is suspect, e.g., due to the occurrence of a significant event, the security may be valued at its fair value determined pursuant to procedures adopted by the Board of Trustees. For this purpose, fair value is the price that the Fund reasonably expects to receive on a current sale of the security. Due to the number of variables affecting the price of a security, however; it is possible that the fair value of a security may not accurately reflect the price that the Fund could actually receive on a sale of the security.  As of December 31, 2009, there were no securities which have been fair valued.

A three—tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 — Quoted prices in active markets for identical investments

Level 2 — Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments carried at value:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$357,061,290	$—	$—	$357,061,290
Exchange Traded Funds	21,122,019	—	—	21,122,019
Preferred Stocks	501,312	—	—	501,312
Corporate Bonds	—	50,494,535	—	50,494,535
Asset/Mortgage Backed Securities	—	3,175,702	—	3,175,702
Government & Agency Obligations	12,055,364	—	—	12,055,364
Purchased Options	5,374,350	—	—	5,374,350
Short-Term Investments	7,870,106	—	—	7,870,106
TOTAL	$403,984,441	$53,670,237	$—	$457,654,678

Other Financial Instruments*
Options Written	$(1,874,354)			$(1,874,354)
Securities Sold Short	(56,483,165)	—	—	(56,483,165)
TOTAL	$(58,357,519)	$—	$—	$(58,357,519)

* Other financial instruments include written options and securities sold short.

All securities of the Fund were valued using either Level 1 or Level 2 inputs during the nine months ended December 31, 2009. Thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for this Fund.

Options: The Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing securities.

Written option activity for the nine months ended December 31, 2009 was as follows:

Written Call Options	Contracts	Premiums
Outstanding, March 31, 2009	—	$—
Positions opened	1,522	741,677
Exercised	—	—
Expired	—	—
Closed	—	—
Outstanding, December 31, 2009	1,522	$741,677
Market Value, December 31, 2009		$194,979

Written Put Options	Contracts	Premiums
Outstanding, March 31, 2009	1,820	$5,105,687
Positions opened	8,229	11,894,643
Exercised	—	—
Expired	(7,063)	(11,496,078)
Closed	(516)	(201,044)
Outstanding, December 31, 2009	2,470	$5,303,208
Market Value, December 31, 2009		$1,679,375

Short Sales: The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

2. Recent Accounting Pronouncements:

In June 2009, the Financial Accounting Standards Board (“FASB”) issued FASB ASC 105 (formerly FASB Statement 168), Generally Accepted Accounting Principles, establishing the FASB Accounting Standards CodificationTM (ASC) as the source of authoritative generally accepted accounting principles (GAAP) to be applied by nongovernmental entities. FASB ASC 105 is effective for annual and interim periods ending after September 15, 2009, and the Fund has updated its references to GAAP in this report in accordance with the provisions of this pronouncement. The implementation of FASB ASC 105 did not have a material effect on its financial position or results of operation.

The Fund follows FASB ASC 815, “Disclosures about Derivative Instruments and Hedging Activities”(formerly Statement of Financial Accounting Standards No. 161), which expands the disclosure requirements about an entity’s derivative instruments and hedging activities. Management has concluded that the adoption of FASB ASC 815, as adopted by the Fund April 1, 2009, has no impact on the Fund’s Quarterly Statement of Investments (filed as part of the Form NQ) for the nine months ended December 31, 2009.

In April 2009, the FASB issued FASB ASC 820-10-65 (formerly FASB Staff Position No. FAS 157-4), Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly. This standard applies to all assets and liabilities within the scope of accounting pronouncements that require or permit fair value measurements, with certain defined exceptions, and provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased. ASC 820-10-65 is effective for interim reporting periods ending after June 15, 2009. The implementation of ASC 820-10-65 did not have a material effect on the Fund’s financial position or results of operation.

Item 2 - Controls and Procedures.

(a)                                  The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLOUGH GLOBAL EQUITY FUND

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	February 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	February 26, 2010

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	February 26, 2010